Schedule of Investments
Invesco Senior Loan ETF (BKLN)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests-91.62%(a)(b)
Aerospace & Defense-2.73%
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	7.82%	02/01/2028	$75,446	$73,854,278
TransDigm, Inc., Term Loan F (3 mo. USD LIBOR + 2.25%)	5.92%	12/09/2025	35,902	35,441,516
				109,295,794
Air Transport-4.48%
AAdvantage Loyalty IP Ltd., Term Loan B (3 mo. USD LIBOR + 4.75%)	8.99%	04/20/2028	44,516	44,320,765
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	8.78%	06/21/2027	36,830	37,934,405
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Term Loan (3 mo. USD LIBOR + 3.75%)	7.99%	10/20/2027	37,542	38,131,327
United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.11%	04/21/2028	59,850	59,273,211
				179,659,708
Automotive-1.21%
Panther BF Aggregator 2 L.P., Term Loan (Canada) (1 mo. USD LIBOR + 3.25%)	7.32%	04/30/2026	49,026	48,377,556
Beverage & Tobacco-0.86%
Triton Water Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	7.17%	03/31/2028	37,238	34,526,937
Building & Development-2.54%
Cornerstone Building Brands, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	7.12%	04/12/2028	28,761	25,745,252
DTZ U.S. Borrower LLC, Term Loan (1 mo. USD LIBOR + 2.75%)	6.50%	08/21/2025	24,467	23,907,394
LBM Holdings LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	7.12%	12/17/2027	36,808	31,839,140
Quikrete Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.63%)	6.70%	02/01/2027	20,771	20,449,904
				101,941,690
Business Equipment & Services-8.46%
Allied Universal Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	7.82%	05/12/2028	54,643	51,765,065
Asurion LLC
Second Lien Term Loan B-4 (1 mo. USD LIBOR + 5.25%)	9.32%	01/20/2029	30,350	23,559,220
Term Loan B-8 (1 mo. USD LIBOR + 3.25%)	7.32%	12/23/2026	45,998	40,387,450
Brand Energy & Infrastructure Services, Inc., Term Loan (3 mo. USD LIBOR + 4.25%)	8.61%	06/21/2024	33,114	29,308,826
Citrix Systems, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	8.15%	03/20/2029	54,867	49,978,437
Dun & Bradstreet Corp. (The), Term Loan (1 mo. USD LIBOR + 3.25%)	6.85%	02/06/2026	36,683	36,261,174
Mitchell International, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.41%	10/01/2028	10,238	9,610,603
Prime Security Services Borrower LLC, Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	6.50%	09/23/2026	16,281	16,076,474
Solera (Polaris Newco LLC), Term Loan B (3 mo. USD LIBOR + 4.00%)	7.67%	06/02/2028	51,126	46,884,161
Trans Union LLC, First Lien Term Loan (1 mo. USD LIBOR + 2.25%)	6.32%	11/30/2028	36,002	35,457,775
				339,289,185
Cable & Satellite Television-4.26%
Charter Communications Operating LLC
Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	5.83%	04/30/2025	5	5,055
Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	5.83%	02/01/2027	49,846	48,697,509
CSC Holdings LLC
Term Loan (1 mo. USD LIBOR + 2.25%)	6.12%	07/17/2025	46,114	44,292,903
Term Loan (1 mo. USD LIBOR + 2.50%)	6.37%	04/15/2027	19,598	18,446,387
Numericable-SFR S.A., Incremental Term Loan B-13 (France) (3 mo. USD LIBOR + 4.00%)	6.91%	08/14/2026	1,721	1,666,189
Virgin Media 02 - LG, Term Loan N (United Kingdom) (1 mo. USD LIBOR + 2.50%)	6.37%	01/31/2028	34,299	33,506,266
Vodafone Ziggo - LG, Term Loan I (1 mo. USD LIBOR + 2.50%)	6.37%	04/30/2028	24,980	24,225,504
				170,839,813
Chemicals & Plastics-1.06%
AkzoNoble Chemicals, Term Loan (3 mo. USD LIBOR + 2.75%)	7.16%	10/01/2025	43,609	42,660,252
Containers & Glass Products-2.14%
Berry Global, Inc., Term Loan Z (3 mo. USD LIBOR + 1.75%)	5.63%	07/01/2026	47,535	47,023,943
Flex Acquisition Co., Inc., First Lien Term Loan B (1 mo. SOFR + 4.18%)	8.36%	04/13/2029	39,963	38,668,115
				85,692,058
Cosmetics & Toiletries-0.79%
Bausch and Lomb, Inc., Term Loan (1 mo. SOFR + 3.35%)	7.15%	05/05/2027	33,138	31,505,987
Drugs-2.23%
Amneal Pharmaceuticals LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	7.63%	05/04/2025	33,575	30,802,098
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Drugs-(continued)
Jazz Pharmaceuticals, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.57%	04/21/2028	$37,892	$37,663,840
Valeant Pharmaceuticals International, Inc., Term Loan B (Canada) (1 mo. SOFR + 5.25%)	13.77%	01/27/2027	27,955	20,948,671
				89,414,609
Electronics & Electrical-13.49%
Boxer Parent Co., Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	7.82%	10/02/2025	43,218	41,567,817
CDK Global, Inc., Term Loan B (3 mo. SOFR + 4.50%)	6.61%	06/09/2029	18,395	18,209,874
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	7.32%	04/06/2026	36,623	35,312,681
CoreLogic, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	7.63%	04/09/2028	45,356	37,588,378
Finastra USA, Inc., First Lien Term Loan (United Kingdom) (3 mo. USD LIBOR + 3.50%)	6.87%	06/13/2024	45,443	41,234,715
Hyland Software, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	07/01/2024	35,533	35,078,058
McAfee Enterprise, Term Loan B (3 mo. USD LIBOR + 4.75%)	9.17%	07/27/2028	39,990	36,141,412
McAfee LLC, First Lien Term Loan B (1 mo. SOFR + 3.75%)	7.64%	03/01/2029	69,734	66,465,842
NortonLifeLock, Inc., Term Loan B (1 mo. SOFR + 2.00%)	6.19%	01/28/2029	49,325	48,600,038
Open Text Corp., Incremental Term Loan B (Canada)(c)	-	11/16/2029	18,621	18,128,797
Proofpoint, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	7.98%	08/31/2028	33,805	32,627,096
Quest Software US Holdings, Inc., Term Loan B (3 mo. SOFR + 4.25%)	8.49%	01/19/2029	36,991	28,252,139
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	7.07%	04/24/2028	45,609	43,739,400
Ultimate Software Group, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	7.00%	05/04/2026	59,733	57,847,301
				540,793,548
Financial Intermediaries-1.35%
Citadel Advisors Holdings L.P., Term Loan B (1 mo. SOFR + 2.61%)	6.70%	02/15/2028	41,080	40,547,597
Jane Street Group LLC, First Lien Term Loan B (1 mo. USD LIBOR + 2.75%)	6.82%	01/26/2028	13,962	13,599,685
				54,147,282
Food Products-0.87%
Froneri International PLC, Term Loan B-2 (United Kingdom) (1 mo. USD LIBOR + 2.25%)	6.32%	01/29/2027	35,848	34,909,710
Food Service-2.89%
IRB Holding Corp.
Term Loan (1 mo. SOFR + 3.10%)	6.89%	12/15/2027	29,774	28,707,103
Term Loan B (1 mo. USD LIBOR + 2.75%)	6.82%	02/05/2025	37,567	36,963,464
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	5.82%	11/19/2026	50,861	50,021,114
				115,691,681
Health Care-12.68%
athenahealth, Inc.
Delayed Draw Term Loan(d)	0.00%	02/15/2029	10,461	9,580,098
Term Loan (1 mo. SOFR + 3.50%)	7.41%	02/15/2029	61,564	56,377,358
DaVita HealthCare Partners, Inc., Term Loan B-1 (1 mo. USD LIBOR + 1.75%)	5.82%	08/12/2026	33,304	32,301,728
Elanco Animal Health, Inc., Term Loan (1 mo. USD LIBOR + 1.75%)	5.52%	07/30/2027	52,445	50,842,895
Gainwell Holding Corp., Term Loan B (3 mo. USD LIBOR + 4.00%)	7.67%	10/01/2027	52,818	51,695,775
ICON PLC
Term Loan (3 mo. USD LIBOR + 2.25%), (Acquired 06/16/2021 - 10/20/2022; Cost $9,563,346)(e)	5.94%	07/03/2028	9,657	9,625,234
Term Loan (Luxembourg) (3 mo. USD LIBOR + 2.25%), (Acquired 06/16/2021 - 10/20/2022; Cost $38,375,948)(e)	5.94%	07/03/2028	38,752	38,623,865
LifePoint Health, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 3.75%)	8.16%	11/16/2025	41,600	38,706,367
Mozart Debt Merger Sub, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	7.32%	10/01/2028	74,896	71,265,635
Organon & Co., Term Loan B (3 mo. USD LIBOR + 3.00%)	6.19%	06/02/2028	31,245	31,010,672
PAREXEL International Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	7.00%	11/15/2028	36,814	35,481,659
Sunshine Luxembourg VII S.a.r.l. (Nestle Skin Health), Term Loan (Switzerland) (3 mo. USD LIBOR + 3.75%)	7.42%	10/01/2026	41,398	39,431,208
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	8.07%	08/27/2025	43,314	43,101,378
				508,043,872
Home Furnishings-0.81%
Hunter Douglas, Inc., First Lien Term Loan (3 mo. SOFR + 3.50%)	7.86%	02/09/2029	36,886	32,406,753
Industrial Equipment-2.41%
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	6.82%	06/21/2028	30,014	28,580,624
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Industrial Equipment-(continued)
MKS Instruments, Inc., Term Loan B (3 mo. SOFR + 2.75%)	6.32%	04/11/2029	$33,717	$32,982,566
Thyssenkrupp Elevators (Vertical Midco GmbH), Term Loan B (Germany) (6 mo. USD LIBOR + 3.50%)	6.87%	07/31/2027	36,606	35,165,003
				96,728,193
Insurance-5.78%
Acrisure LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	02/15/2027	43,600	40,949,137
AmWINS Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	6.32%	02/19/2028	36,233	35,552,047
HUB International Ltd.
Incremental Term Loan B-3 (3 mo. USD LIBOR + 3.25%)	5.98%	04/25/2025	39,997	39,405,138
Term Loan (3 mo. USD LIBOR + 3.00%)	7.33%	04/25/2025	47,332	46,514,798
Hyperion Insurance Group Ltd., Term Loan B (United Kingdom) (1 mo. USD LIBOR + 3.25%)	7.38%	11/12/2027	37,290	36,414,561
USI, Inc., Term Loan (2 mo. USD LIBOR + 2.75%)	6.42%	05/16/2024	32,917	32,896,800
				231,732,481
Leisure Goods, Activities & Movies-1.92%
Crown Finance US, Inc., Term Loan (3 mo. USD LIBOR + 2.50%), (Acquired 04/08/2020 - 11/08/2022; Cost $21,091,061)(e)	4.00%	02/28/2025	33,270	7,426,872
UFC Holdings LLC, Term Loan B-3 (3 mo. USD LIBOR + 2.75%)	7.11%	04/29/2026	37,472	36,910,339
William Morris Endeavor Entertainment LLC, First Lien Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	6.83%	05/16/2025	33,235	32,451,813
				76,789,024
Lodging & Casinos-3.36%
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	6.82%	12/23/2024	47,190	46,943,161
Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. SOFR + 4.00%)	8.09%	01/31/2029	15,026	14,368,180
Flutter Financing BV (Stars Group), Term Loan (3 mo. LIBOR + 2.25%)	5.89%	07/21/2026	39,649	39,208,139
Hilton Worldwide Finance LLC, Term Loan B-2 (1 mo. USD LIBOR + 1.75%)	5.77%	06/22/2026	34,192	33,977,119
				134,496,599
Publishing-0.82%
Micro Holding L.P., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	7.50%	09/13/2024	33,701	32,881,659
Radio & Television-1.32%
Diamond Sports Holdings LLC, Second Lien Term Loan (1 mo. SOFR + 3.35%)	7.14%	08/24/2026	45,643	7,502,774
DIRECTV Financing LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	9.07%	07/25/2027	47,112	45,243,837
				52,746,611
Rail Industries-0.81%
Genesee & Wyoming, Inc., Term Loan (3 mo. USD LIBOR + 2.00%)	5.67%	12/30/2026	32,880	32,611,198
Retailers (except Food & Drug)-3.35%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	7.82%	03/06/2028	55,259	53,269,500
Harbor Freight Tools USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	6.82%	10/15/2027	36,823	35,071,955
Pilot Travel Centers LLC, Term Loan B (1 mo. SOFR + 2.10%)	6.19%	07/31/2028	46,521	45,977,877
				134,319,332
Telecommunications-6.64%
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	6.32%	03/15/2027	54,015	51,348,109
Genesys Telecom Holdings U.S., Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	8.07%	12/01/2027	35,896	34,931,816
II-VI, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	6.59%	12/15/2028	36,613	36,349,509
Intelsat Jackson Holdings S.A., Term Loan B (Luxembourg) (6 mo. SOFR + 4.50%)	7.44%	02/01/2029	40,405	39,112,246
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	5.82%	03/01/2027	21,027	20,054,840
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.32%	09/25/2026	46,198	40,705,904
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	7.07%	03/09/2027	57,293	43,542,308
				266,044,732
Utilities-2.36%
Brookfield WEC Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	6.82%	08/01/2025	40,841	40,150,064
Pacific Gas and Electric Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	7.13%	07/01/2025	22,448	22,160,284
Vistra Operations Co. LLC, Incremental Term Loan (1 mo. USD LIBOR + 1.75%)	5.82%	12/31/2025	32,629	32,412,455
				94,722,803
Total Variable Rate Senior Loan Interests (Cost $3,739,325,342)				3,672,269,067
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes-3.22%
Aerospace & Defense-0.22%
TransDigm, Inc.(f)	6.25%	03/15/2026	$9,081	$8,957,015
Airlines-0.23%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(f)	5.50%	04/20/2026	1,296	1,256,311
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(f)	5.75%	04/20/2029	3,378	3,139,062
United Airlines, Inc.(f)	4.38%	04/15/2026	895	828,807
United Airlines, Inc.(f)	4.63%	04/15/2029	4,478	3,965,989
				9,190,169
Commercial Services & Supplies-0.53%
ADT Security Corp. (The)(f)	4.13%	08/01/2029	8,296	7,248,588
Prime Security Services Borrower LLC/Prime Finance, Inc.(f)	5.75%	04/15/2026	14,160	13,900,660
				21,149,248
Diversified Telecommunication Services-0.35%
Altice France S.A. (France)(f)	5.13%	07/15/2029	3,405	2,644,868
Altice France S.A. (France)(f)	5.50%	10/15/2029	3,615	2,855,391
CommScope, Inc.(f)	6.00%	03/01/2026	1,690	1,633,334
CommScope, Inc.(f)	4.75%	09/01/2029	3,634	3,048,199
Lumen Technologies, Inc.(f)	4.00%	02/15/2027	3,000	2,561,325
Zayo Group Holdings, Inc.(f)	4.00%	03/01/2027	2,000	1,435,780
				14,178,897
Electric Utilities-0.36%
PG&E Corp.	5.00%	07/01/2028	8,000	7,312,160
PG&E Corp.	5.25%	07/01/2030	6,000	5,439,930
Vistra Operations Co. LLC(f)	4.30%	07/15/2029	2,000	1,803,806
				14,555,896
Health Care Equipment & Supplies-0.19%
Medline Borrower L.P.(f)	3.88%	04/01/2029	9,000	7,682,625
Hotels, Restaurants & Leisure-0.42%
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.88%	01/15/2028	15,000	13,378,373
1011778 BC ULC/New Red Finance, Inc. (Canada)(f)	3.50%	02/15/2029	4,000	3,409,243
				16,787,616
Insurance-0.15%
Acrisure LLC/Acrisure Finance, Inc.(f)	4.25%	02/15/2029	7,282	5,946,455
Machinery-0.05%
TK Elevator US Newco, Inc. (Germany)(f)	5.25%	07/15/2027	2,000	1,807,950
Media-0.47%
CSC Holdings LLC(f)	6.50%	02/01/2029	2,000	1,825,000
Virgin Media Secured Finance PLC (United Kingdom)(f)	4.50%	08/15/2030	11,000	9,201,409
VZ Secured Financing B.V. (Netherlands)(f)	5.00%	01/15/2032	6,190	5,130,024
Ziggo B.V. (Netherlands)(f)	4.88%	01/15/2030	3,000	2,554,935
				18,711,368
Pharmaceuticals-0.04%
Organon & Co./Organon Foreign Debt Co-Issuer B.V.(f)	4.13%	04/30/2028	1,832	1,649,331
Real Estate Management & Development-0.21%
Cushman & Wakefield US Borrower LLC(f)	6.75%	05/15/2028	9,000	8,606,660
Total U.S. Dollar Denominated Bonds & Notes (Cost $146,756,828)				129,223,230
See accompanying notes which are an integral part of this schedule.

Invesco Senior Loan ETF (BKLN)—(continued)
November 30, 2022
(Unaudited)
	Shares	Value
Money Market Funds-20.23%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(g)(h) (Cost $810,746,187)	810,746,187	$810,746,187
TOTAL INVESTMENTS IN SECURITIES-115.07% (Cost $4,696,828,357)		4,612,238,484
OTHER ASSETS LESS LIABILITIES-(15.07)%		(603,941,137)
NET ASSETS-100.00%		$4,008,297,347

Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	This variable rate interest will settle after November 30, 2022, at which time the interest rate will be determined.
(d)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(e)	Restricted security. The aggregate value of these securities at November 30, 2022 was $55,675,971, which represented 1.39% of the Fund’s Net Assets.
(f)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $116,471,140, which represented 2.91% of the Fund’s Net Assets.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2022.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$508,484,125	$2,338,400,240	$(2,036,138,178)	$-	$-	$810,746,187	$4,701,880

(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$-	$3,672,269,067	$-	$3,672,269,067
U.S. Dollar Denominated Bonds & Notes	-	129,223,230	-	129,223,230
Money Market Funds	810,746,187	-	-	810,746,187
Total Investments	$810,746,187	$3,801,492,297	$-	$4,612,238,484